DECEMBER  31,  1999

ANNUAL

REPORT

CALVERT  FIRST
GOVERNMENT  MONEY  MARKET  FUND

CONTENTS

PRESIDENT'S  LETTER
1

PORTFOLIO
MANAGER  REMARKS
2

REPORT  OF  INDEPENDENT  ACCOUNTANTS
4

STATEMENT  OF
NET  ASSETS
5

STATEMENT  OF  OPERATIONS
8

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
9

NOTES  TO
FINANCIAL  STATEMENTS
11

FINANCIAL  HIGHLIGHTS
14

DEAR  SHAREHOLDERS:

1999 WAS A VERY CHALLENGING YEAR FOR THE U.S. BOND MARKETS. ALL SEGMENTS FROM U.S. TREASURIES TO LONG MUNICIPALS SUFFERED IN A PERIOD OF RISING RATES. THE YIELD CURVE HAS FLATTENED AS SHORT-TERM RATES ROSE FASTER EACH TIME THE BENCHMARK FEDERAL FUNDS RATE ROSE.

WE HAVE BEEN WATCHFUL OF THE FED AND HAVE ANTICIPATED THE UPWARD TREND AS THEY HIKED RATES IN JUNE, AUGUST AND NOVEMBER OF 1999. EACH TIME, THE CONSENSUS WAS THAT THE INCREASES WERE ENOUGH, BUT AS WE NOW KNOW THE FED PROBABLY WILL CONTINUE TO RAISE RATES INTO EARLY 2000.

THE TREND IN INTEREST RATES CONTINUES TO BE HIGHER AND WE EXPECT TO SEE SEVERAL TIGHTENING STEPS BEING TAKEN BEFORE COMPLETING THE CURRENT CYCLE. ALTHOUGH THERE ARE SOME SIGNS OF MODERATION IN VARIOUS SECTORS OF THE ECONOMY, WE BELIEVE THE ECONOMY WILL NOT COOL DOWN UNTIL FURTHER RATE HIKES TAKE PLACE. SIGNS OF POTENTIAL INFLATION ARE BEGINNING TO CREEP BACK INTO THE ECONOMIC STATISTICS AND THESE WILL PLAY AN IMPORTANT ROLE IN THE DIRECTION OF INTEREST RATES.

OVERALL, THE ECONOMIC ENVIRONMENT IS HEALTHY ALTHOUGH MARKED WITH VOLATILITY. INVESTOR DISCIPLINE AND THE NEED TO MAKE INFORMED DECISIONS IS AS IMPORTANT AS EVER. AS ALWAYS, WE ENCOURAGE YOU TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBLIGATIONS AND TOLERANCE FOR RISK. YOUR FINANCIAL PROFESSIONAL CAN SUGGEST
STRATEGIES  THAT  CAN  KEEP  YOU  ON  TRACK  TO  MEET  THESE  OBJECTIVES.

WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.






SINCERELY,




BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
JANUARY  20,  2000

LAURIE  WEBSTER  IS  A  MEMBER  OF  THE  CAMCO  PORTFOLIO  MANAGEMENT  TEAM.

CALVERT  FIRST  GOVERNMENT  MONEY  MARKET  FUND  SEEKS
TO  EARN  THE  HIGHEST
POSSIBLE  YIELD  CONSISTENT  WITH SAFETY, LIQUIDITY AND PRESERVATION OF CAPITAL.

FUND
INFORMATION

ASSET  ALLOCATION
TAXABLE
MONEY  MARKET

NASDAQ  SYMBOL
FVRXX

CUSIP  NUMBER
131577-10-8

CALVERT  FIRST  GOVERNMENT  MONEY  MARKET  FUND

HOW WOULD YOU CHARACTERIZE THE INVESTMENT CLIMATE OVER THE PAST YEAR? 1999 MARKED A YEAR OF INCREASING RATES IN THE BOND MARKETS. AT THE START OF THE YEAR, ALTHOUGH INTEREST RATES WERE NEAR THE LOW FOR 1999, THE MARKET EXPECTED THE FEDERAL RESERVE TO HOLD THE FED FUNDS RATE STEADY AT 4.75%. WHILE THE ECONOMY WAS GROWING RAPIDLY, FINANCIAL DIFFICULTIES ABROAD KEPT THE US MARKETS AS THE SAFE HAVEN. PAYDOWNS IN TREASURY FINANCING NEEDS MEANT LOW SUPPLY AND KEPT DOWNWARD PRESSURE ON YIELDS. PARTICIPANTS WERE TORN AS TO WHETHER THE MARKET WAS UNDER A "NEW PARADIGM". COULD THE ECONOMY CONTINUE TO GROW WITHOUT INFLATION? OR, WOULD THE US ECONOMY BE THREATENED BY INSTABILITY IN OUR TRADING
PARTNERS:  ASIA,  BRAZIL  AND  MEXICO?
BY SUMMER IT WAS CLEAR THAT THE ECONOMY WAS HEATING UP AND THAT FOREIGN CONCERNS WERE DISSIPATING. FED CHAIRMAN GREENSPAN BEGAN MAKING PUBLIC REMARKS ABOUT INFLATION CONCERNS. THE FED EMBARKED ON WHAT WOULD TURN OUT TO BE THREE RATE HIKES. LABOR MARKETS BECAME TIGHTER AND TIGHTER, UNEMPLOYMENT DROPPED TO NEW LOWS, THE STOCK MARKETS HIT ALL TIME HIGHS, AND PURCHASING ON THE CONSUMER AND MANUFACTURING LEVELS SOARED. WHILE SOME FELT THAT THIS INCREASE COULD BE OFFSET WITH GAINS IN PRODUCTIVITY, THE MARKETS BECAME MORE CONVINCED THAT INFLATION WOULD BECOME A PROBLEM.
RATE HIKES OF 25 BASIS POINTS OCCURRED IN JUNE, AUGUST AND NOVEMBER. THE FED ALSO STARTED A NEW POLICY OF ANNOUNCING THEIR INTENTIONS FOR THE NEXT MEETING. INTERPRETATION OF THE WORDING VARIED GREATLY AND CAUSED SOME VOLATILITY IN SHORT RATES RATHER THAN INCREASING STABILITY AS THE FED HAD INTENDED. THE ENTIRE TREASURY YIELD CURVE FLATTENED WITH SHORT RATES INCREASING FASTER THAN LONG BOND RATES.
THE FOURTH QUARTER OF THE YEAR WAS DOMINATED BY Y2K CONCERNS. MARKET PARTICIPANTS WORRIED THAT THERE COULD BE A RUSH ON BANKS AND THAT INDIVIDUALS WOULD PULL SIGNIFICANT AMOUNTS OF MONEY OUT OF MUTUAL FUNDS. ISSUERS BECAME WORRIED ABOUT LIQUIDITY AND ATTEMPTED TO ENTICE INVESTORS INTO OBLIGATIONS MATURING IN THE NEW YEAR. RATES SPIKED TO LEVELS NOT SEEN IN YEARS. THE FED, HOWEVER, INJECTED LARGE AMOUNTS OF LIQUIDITY INTO THE BANKING SYSTEM AND EFFECTIVELY MANAGED TO ALLAY FEARS OF A SHORTFALL IN CASH. INVESTORS DID NOT PANIC AS FEARED AND THE MARKETS ENJOYED A QUIET CLOSE TO THE YEAR. HOW DID THE FUND PERFORM?
FOR THE 12 MONTHS ENDED DECEMBER 31, 1999, THE FUND'S CLASS O SHARES RETURNED 4.38%, TRAILING THE 4.47% RETURN FOR THE LIPPER US GOVERNMENT MONEY MARKET FUNDS AVERAGE.

WHAT  WAS  YOUR  STRATEGY  DURING  THIS  PERIOD?
THE FUND STARTED THE YEAR IN A NEUTRAL STANCE WITH AN AVERAGE MATURITY OF 46 DAYS. DURING THE FIRST QUARTER THE SHORT-TERM INTEREST RATE CURVE STEEPENED AND INVESTORS WERE ENCOURAGED TO PLACE MONEY OUT LONGER. THE FUND WAS MOVED TO 55 DAYS. HOWEVER, AS IT BECAME CLEAR THAT THE FED INTENDED TO RAISE RATES AND CURB INFLATION, WE SHORTENED OUR MATURITY TO APPROXIMATELY 35 DAYS. THIS ALLOWED THE FUND TO ENJOY INCREASING RATES WITHOUT BEING LOCKED INTO DEPRECIATING ASSETS FURTHER ALONG THE YIELD CURVE. THE FUND IS CURRENTLY SHORT TO NEUTRAL IN ANTICIPATION OF MORE RATE INCREASES.
WHAT  IS  YOUR  OUTLOOK?
WE BELIEVE THAT INFLATION CONCERNS WILL CONTINUE TO PLAGUE THE MARKETS AND FORCE THE FED TO RAISE RATES AT LEAST ONE MORE TIME THIS YEAR. THE ECONOMY CONTINUES TO GROW, CONSUMERS CONTINUE TO PURCHASE, CREDIT CARD DEBT IS RISING AND LABOR MARKETS ARE VERY TIGHT. WITH THE STOCK MARKET AT HIGH LEVELS, THE AVAILABILITY OF JOBS, AND HIGH CONSUMER CONFIDENCE, HIGHER RATES APPEAR A CERTAINTY. THE FED WILL MOST LIKELY RAISE RATES IN FEBRUARY AND SEE IF THE ECONOMY SLOWS DOWN TO A SUSTAINABLE LEVEL. IF NO SIGNIFICANT SLOWDOWN IS SEEN ANOTHER RATE HIKE LATER IN THE FIRST HALF OF THE YEAR IS LIKELY. THE RISK, HOWEVER, REMAINS WITH THE STOCK MARKET. A SIGNIFICANT DECLINE IN STOCK MARKET PRICES COULD FORCE A FLIGHT TO QUALITY, CAUSING A RALLY IN SHORT TERM FIXED INCOME MARKETS.
JANUARY  20,  2000
PLEASE REMEMBER, THIS DISCUSSION REFLECTS THE VIEWS AND OPINIONS OF CALVERT ASSET MANAGEMENT COMPANY AT DECEMBER 31, 1999, THE END OF THE REPORTING PERIOD. OUR STRATEGY AND THE FUND'S PORTFOLIO COMPOSITION MAY DIFFER DUE TO EVER-CHANGING MARKET AND ECONOMIC CONDITIONS. WHILE HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, IT MAY GIVE YOU A BETTER AND MORE THOROUGH UNDERSTANDING OF OUR INVESTMENT DECISIONS AND MANAGEMENT PHILOSOPHY.


PORTFOLIO
STATISTICS

WEIGHTED
AVERAGE  MATURITY
12.31.99     39  DAYS
12.31.98     46  DAYS

CREDIT  QUALITY
DISTRIBUTION

AS  OF  12.31.99
THE FUND INVESTS SOLELY IN DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE UNITED STATES, ITS AGENCIES OR INSTRUMENTALITIES, ASSIGNMENTS OF INTEREST IN SUCH OBLIGATIONS AND COMMITMENTS TO PURCHASE SUCH OBLIGATIONS ("U.S. GOVERNMENT-BACKED OBLIGATIONS"). THE FUND MAY INVEST IN U.S. GOVERNMENT-BACKED OBLIGATIONS SUBJECT TO REPURCHASE AGREEMENTS WITH THE RECOGNIZED SECURITIES DEALERS AND BANKS.

COMPARATIVE  MONTH-END  YIELDS

         CALVERT                IBC'S
     FIRST GOVERNMENT        GOVERNMENT
     MONEY MARKET          MONEY MARKET
         CLASS O               AVERAGES
12.31.99     4.92%                4.76%
11.30.99     4.65%                4.67%
10.31.99     4.50%                4.52%
9.30.99      4.45%                4.49%
8.31.99      4.35%                4.35%
7.31.99      4.21%                4.25%
6.30.99      3.94%                4.12%

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS. PERFORMANCE INFORMATION REPRESENTS THE VALUE OF AN INVESTMENT IN CLASS O SHARES. THE VALUE OF AN INVESTMENT IN CLASS B, C, I OR T SHARES WOULD BE DIFFERENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SOURCES: IBC'S MONEY FUND REPORT, IBC FINANCIAL DATA INC. AND LIPPER ANALYTICAL SERVICES, INC.

CLASS  O
AVERAGE  ANNUAL
TOTAL  RETURN

AS  OF  12.31.99
1  YEAR     4.38%
5  YEAR     4.86%
10  YEAR    4.72%
INCEPTION   7.29%
(12.07.76)

REPORT  OF  INDEPENDENT  ACCOUNTANTS



TO THE BOARD OF TRUSTEES OF FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME AND SHAREHOLDERS OF CALVERT FIRST GOVERNMENT MONEY MARKET FUND:


IN OUR OPINION, THE ACCOMPANYING STATEMENT OF NET ASSETS AND THE RELATED STATEMENT OF OPERATIONS, STATEMENTS OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALVERT FIRST GOVERNMENT MONEY MARKET FUND (HEREINAFTER REFERRED TO AS THE "FUND"), AT DECEMBER 31, 1999, THE RESULTS OF ITS OPERATIONS, THE CHANGES IN ITS NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS PRESENTED, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUND'S MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  11,  2000

STATEMENT  OF  NET  ASSETS
DECEMBER  31,  1999

                                             PRINCIPAL
U.S. GOVERNMENT AGENCY OBLIGATIONS - 72.2%    AMOUNT           VALUE
FEDERAL  AGRICULTURAL  MORTGAGE  CORPORATION,  DISCOUNT  NOTES:
     5.50%,  1/26/00                      $6,000,000      $5,977,083
     5.67%,  2/17/00                       6,500,000       6,451,884
FEDERAL  FARM  CREDIT  BANK:
     5.62%,  3/1/00                        3,900,000       3,896,891
     5.755%,  7/3/00                      10,000,000      10,000,000
FEDERAL  HOME  LOAN  BANK:
     6.013%,  1/28/00                      7,000,000       7,000,000
     4.98%,  4/14/00                       5,000,000       4,999,716
     5.01%,  4/28/00                       5,000,000       4,999,226
     5.71%,  8/9/00                        5,000,000       4,999,710
FEDERAL  HOME  LOAN  MORTGAGE  CORPORATION,  DISCOUNT  NOTES:
     5.20%,  1/13/00                      15,000,000      14,973,810
     5.63%,  1/18/00                       8,000,000       7,978,958
     5.57%,  1/26/00                       8,000,000       7,969,056
     5.60%,  2/8/00                       15,000,000      14,911,333
     5.53%,  2/15/00                      15,000,000      14,896,312
     5.60%,  3/9/00                       10,000,000       9,894,222
     5.53%,  3/16/00                      12,000,000      11,861,750
     5.76%,  4/3/00                       12,000,000      11,821,440
     5.24%,  6/2/00                        5,000,000       4,888,650
     5.24%,  6/27/00                       5,000,000       4,870,456
FEDERAL  NATIONAL  MORTGAGE  ASSOCIATION,
     4.98%,  3/24/00                       5,500,000       5,486,688
FEDERAL  NATIONAL  MORTGAGE  ASSOCIATION,  DISCOUNT  NOTES:
     5.48%,  1/20/00                      15,000,000      14,956,617
     5.40%,  2/2/00                       10,000,000       9,952,000
     5.54%,  2/4/00                        8,000,000       7,958,142
     5.40%,  2/7/00                       10,000,000       9,944,500
     5.61%,  3/9/00                       15,000,000      14,841,050
     5.76%,  3/16/00                      10,000,000       9,880,000
STUDENT  LOAN  MARKETING  ASSOCIATION:
     5.893%,  1/20/00                     10,000,000      10,000,000
     6.093%,  2/17/00                     10,000,000      10,000,000
STUDENT  LOAN  MARKETING  ASSOCIATION,
MEDIUM  TERM  NOTE,  4.93%,  2/8/00        8,400,000       8,399,053

TOTAL  U.S.  GOVERNMENT  AGENCY  OBLIGATIONS  (COST  $253,808,547)
                                                         253,808,547

DEPOSITORY  RECEIPTS  FOR                    PRINCIPAL
U.S. GOVERNMENT GUARANTEED LOANS - 0.0%       AMOUNT           VALUE
COLSON  SERVICES  CORPORATION  LOAN  SETS:  ^  *
     8.00%,  4/1/12                          $10,392         $10,592

          TOTAL  DEPOSITORY  RECEIPTS  FOR
          U.S.  GOVERNMENT GUARANTEED LOANS (COST $10,592)    10,592

VARIABLE  RATE  LOANS  GUARANTEED
BY  AGENCIES  OF  THE  U.S.  GOVERNMENT  -  11.3%
RURAL  ELECTRIC  COOP  GRANTOR  TRUST  CERTIFICATES
     VRDN,  6.50%,  12/18/17              39,896,260      39,896,260

          TOTAL  VARIABLE  RATE  LOANS  GUARANTEED
BY  AGENCIES  OF  THE  U.S.  GOVERNMENT  (COST  $38,896,260)
                                                          39,896,260


REPURCHASE  AGREEMENTS,  FOR  DELIVERY
AT  COST,  COLLATERALIZED  BY  SECURITIES
ISSUED  OR  GUARANTEED  BY  THE
U.S.  GOVERNMENT  -  15.1%
STATE  STREET  BANK,  3.95%,  DATED  12/30/99,  DUE  1/6/00,
     (COLLATERAL:  $20,618,254,  FNMA,  5.78%,  7/7/00)
                                          20,000,000      20,000,000
STATE  STREET  BANK,  3.00%,  DATED  12/31/00,  DUE  1/3/00,
     (COLLATERAL:  $35,060,000,  FHLB,  3.00%,4/7/00)
                                          33,100,000      33,100,000

TOTAL  REPURCHASE  AGREEMENTS  (COST  $53,100,000)        53,100,000

TOTAL  INVESTMENTS  (COST  $346,815,399)  -  98.6%       346,815,399
OTHER ASSETS IN EXCESS OF LIABILITIES, NET  -  1.4%        4,870,522
               NET  ASSETS  -  100.0%                   $351,685,921

NET  ASSETS  CONSIST  OF:
PAID-IN CAPITAL APPLICABLE TO THE FOLLOWING SHARES OF BENEFICIAL INTEREST, UNLIMITED NUMBER OF NO PAR VALUE SHARES AUTHORIZED
     CLASS  O:  230,100,288  SHARES  OUTSTANDING        $229,839,835
     CLASS  B:  419,695  SHARES  OUTSTANDING                 419,667
     CLASS  C:  1,055,314  SHARES  OUTSTANDING             1,055,244
INSTITUTIONAL CLASS: 19,664,141 SHARES OUTSTANDING        19,662,842
     CLASS  T:  100,768,290  SHARES  OUTSTANDING         100,761,635
UNDISTRIBUTED  NET  INVESTMENT  INCOME  (LOSS)                 5,774
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON INVESTMENTS    (59,076)

          NET  ASSETS                                   $351,685,921

NET  ASSET  VALUE  PER  SHARE
CLASS  O  (BASED  ON  NET  ASSETS  OF  $229,753,994)           $1.00
CLASS  B  (BASED  ON  NET  ASSETS  OF  $419,767)               $1.00
CLASS  C  (BASED  ON  NET  ASSETS  OF  $1,055,575)             $1.00
INSTITUTIONAL  CLASS  (BASED  ON  NET ASSETS OF $19,678,758)   $1.00
CLASS  T  (BASED  ON  NET  ASSETS  OF  $100,777,827)           $1.00






( ^ ) REPRESENTS RATES IN EFFECT AT DECEMBER 31,1999, AFTER REGULARLY SCHEDULED ADJUSTMENTS ON SUCH
DATE. INTEREST RATES ADJUST MONTHLY AND QUARTERLY, GENERALLY AT THE BEGINNING OF THE MONTH OR
CALENDAR QUARTER, OR SEMIANNUALLY BASED ON PRIME PLUS CONTRACTED ADJUSTMENTS. AS OF DECEMBER 31,
1999,  THE  PRIME  INTEREST  RATE  WAS  8.50%.
( * ) COLSON SERVICES CORPORATION IS THE CUSTODIAN, COLLECTION, AND TRANSFER AGENT FOR CERTAIN OF
THE FUND'S U.S. GOVERNMENT GUARANTEED VARIABLE RATE LOANS. EACH DEPOSITORY RECEIPT PERTAINS TO
A  SET,  GROUPED  BY  INTEREST  RATE,  OF  THESE  LOANS.

ABBREVIATIONS:
VRDN:  VARIABLE  RATE  DEMAND  NOTES

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  OPERATIONS
YEAR  ENDED  DECEMBER  31,  1999

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     INTEREST  INCOME                                    $16,037,455

EXPENSES:
     INVESTMENT  ADVISORY  FEE                               784,621
     TRANSFER  AGENCY  FEES  AND  EXPENSES                   534,164
     DISTRIBUTION  PLAN  EXPENSES:
          CLASS  B                                             1,996
          CLASS  C                                             4,884
          CLASS  T                                           135,968
     TRUSTEES'  FEES  AND  EXPENSES                           29,244
     ACCOUNTING  FEES                                         41,866
     ADMINISTRATIVE  FEES:
          CLASS  O                                           594,037
          CLASS  B                                               499
          CLASS  C                                             1,221
          INSTITUTIONAL  CLASS                                10,580
          CLASS  T                                           135,968
     CUSTODIAN  FEES                                          34,977
     REGISTRATION  FEES                                       95,799
     REPORTS  TO  SHAREHOLDERS                               100,773
     PROFESSIONAL  FEES                                       28,329
     MISCELLANEOUS                                            74,174
          TOTAL  EXPENSES                                  2,609,100
          REIMBURSEMENT  FROM  ADVISOR:
               CLASS  B                                     (12,108)
               CLASS  C                                     (13,355)
               INSTITUTIONAL  CLASS                         (24,131)
          FEES  PAID  INDIRECTLY                            (40,869)
                    NET  EXPENSES                          2,518,637

                    NET  INVESTMENT  INCOME               13,518,818

REALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)                                  201,884

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS               $13,720,702

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS


                                       YEAR  ENDED     YEAR  ENDED
                                       DECEMBER  31,   DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS     1999            1998
OPERATIONS:
     NET  INVESTMENT  INCOME             $13,518,818     $12,181,953
     NET  REALIZED  GAIN  (LOSS)             201,884        (24,011)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
                                          13,720,702      12,157,942

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM
     NET  INVESTMENT  INCOME:
          CLASS  O  SHARES               (10,169,908)   (11,791,212)
          CLASS  B  SHARES                    (6,324)          (912)
          CLASS  C  SHARES                   (15,638)        (3,911)
          INSTITUTIONAL  CLASS  SHARES      (998,810)      (390,877)
          CLASS  T  SHARES                (2,335,338)              -
               TOTAL  DISTRIBUTIONS      (13,526,018)   (12,186,912)
CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD:
          CLASS  O  SHARES               362,273,732     400,225,222
          CLASS  B  SHARES                   545,037         170,699
          CLASS  C  SHARES                 1,926,834         657,732
          INSTITUTIONAL  CLASS  SHARES    79,366,483      52,364,180
          CLASS  T  SHARES               166,734,229               -
     REINVESTMENT  OF  DISTRIBUTIONS:
          CLASS  O  SHARES                 9,872,756      11,511,736
          CLASS  B  SHARES                     6,006             869
          CLASS  C  SHARES                    14,787           3,395
          INSTITUTIONAL  CLASS  SHARES       942,859         375,403
          CLASS  T  SHARES                 2,347,451               -
     SHARES  REDEEMED:
          CLASS  O  SHARES              (388,580,940)  (397,714,517)
          CLASS  B  SHARES                  (205,575)       (97,341)
          CLASS  C  SHARES                (1,225,662)      (321,772)
          INSTITUTIONAL  CLASS  SHARES   (80,773,227)   (32,611,557)
          CLASS  T  SHARES               (68,313,390)              -
TOTAL  CAPITAL  SHARE  TRANSACTIONS       84,931,380      34,564,049

TOTAL INCREASE (DECREASE) IN NET ASSETS   85,126,064      34,535,079

NET  ASSETS
BEGINNING  OF  YEAR                      266,559,857     232,024,778
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
OF $5,774 AND $12,974, RESPECTIVELY)    $351,685,921    $266,559,857

                                        YEAR  ENDED     YEAR  ENDED
                                       DECEMBER  31,   DECEMBER  31,
CAPITAL  SHARE  ACTIVITY                  1999            1998
SHARES  SOLD:
          CLASS  O  SHARES               362,273,732     400,225,222
          CLASS  B  SHARES                   545,037         170,699
          CLASS  C  SHARES                 1,926,834         657,732
          INSTITUTIONAL  CLASS  SHARES    79,366,483      52,364,180
          CLASS  T  SHARES               166,734,229               -
REINVESTMENT  OF  DISTRIBUTIONS:
          CLASS  O  SHARES                 9,872,756      11,511,736
          CLASS  B  SHARES                     6,006             869
          CLASS  C  SHARES                    14,787           3,395
          INSTITUTIONAL  CLASS  SHARES       942,859         375,403
          CLASS  T  SHARES                 2,347,451               -
SHARES  REDEEMED:
          CLASS  O  SHARES              (388,580,940)  (397,714,517)
          CLASS  B  SHARES                  (205,575)       (97,341)
          CLASS  C  SHARES                (1,225,662)      (321,772)
          INSTITUTIONAL  CLASS  SHARES   (80,773,227)   (32,611,557)
          CLASS  T  SHARES               (68,313,390)              -
TOTAL  CAPITAL  SHARE ACTIVITY            84,931,380      34,564,049

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: THE CALVERT FIRST GOVERNMENT MONEY MARKET FUND (THE "FUND"), THE ONLY SERIES OF FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME, IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE FUND OFFERS FIVE CLASSES OF SHARES OF BENEFICIAL INTEREST. CLASS O SHARES ARE SOLD TO THE PUBLIC, WITH NO FRONT-END SALES CHARGE AT THE TIME OF PURCHASE AND NO BACK-END LOAD WHEN THEY ARE REDEEMED. CLASS B SHARES MAY BE PURCHASED ONLY BY EXCHANGE FROM CLASS B SHARES OF OTHER CALVERT GROUP FUNDS. CLASS B SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE AT THE TIME OF PURCHASE, BUT MAY BE SUBJECT TO A DEFERRED SALES CHARGE UPON REDEMPTION OF THE FUND IN WHICH THE CLASS B SHARES WERE ORIGINALLY PURCHASED. CLASS C SHARES MAY BE PURCHASED ONLY BY EXCHANGE FROM CLASS C SHARES OF ANOTHER CALVERT GROUP FUND. CLASS C SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE AT THE TIME OF PURCHASE. THEY MAY BE SUBJECT TO A DEFERRED SALES CHARGE IF THEY ARE REDEEMED WITHIN ONE YEAR AFTER PURCHASE OF THE CLASS C SHARES IN THE ORIGINAL FUND. CLASS B AND C SHARES HAVE HIGHER EXPENSES THAN CLASS O SHARES, INCLUDING DISTRIBUTION PLAN EXPENSES. CLASS O SHARES ARE NOT SUBJECT TO A DISTRIBUTION PLAN. INSTITUTIONAL CLASS SHARES REQUIRE A MINIMUM ACCOUNT BALANCE OF $1,000,000. THEY HAVE NO FRONT-END OR DEFERRED SALES CHARGE. INSTITUTIONAL CLASS SHARES ARE NOT SUBJECT TO A DISTRIBUTION PLAN. EFFECTIVE MARCH 1, 1999, THE FUND BEGAN TO OFFER CLASS T SHARES. CLASS T SHARES ARE SOLD TO INVESTORS WITH BROKERAGE ACCOUNTS AT THE ADVISORS GROUP, INC. CLASS T SHARES ARE SOLD WITH NO FRONT-END SALES CHARGE AT THE TIME OF PURCHASE AND NO BACK-END LOAD WHEN THEY ARE REDEEMED, AND ARE SUBJECT TO DISTRIBUTION PLAN EXPENSES.
SECURITY VALUATION: SECURITIES ARE VALUED AT AMORTIZED COST WHICH APPROXIMATES MARKET.
REPURCHASE  AGREEMENTS:  THE  FUND  MAY  ENTER  INTO  REPURCHASE AGREEMENTS WITH
RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS. INVESTMENT INCOME AND REALIZED GAINS AND LOSSES ARE ALLOCATED TO SEPARATE CLASSES OF SHARES BASED UPON THE RELATIVE NET ASSETS OF EACH CLASS. EXPENSES ARISING IN CONNECTION WITH A CLASS ARE CHARGED DIRECTLY TO THAT CLASS. EXPENSES COMMON TO THE CLASSES ARE ALLOCATED TO EACH CLASS IN PROPORTION TO THEIR RELATIVE NET ASSETS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE FUND
ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE ACCRUED DAILY AND PAID MONTHLY. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE FUND'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.

ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE FUND HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE FUND'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT
ARRANGEMENT  IS  AN  ALTERNATIVE  TO  OVERNIGHT  INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE FUND INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY ("AMERITAS ACACIA"). THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND
AFFILIATED TRUSTEES OF THE FUND. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON THE FOLLOWING ANNUAL RATES OF AVERAGE DAILY NET ASSETS:
 .25% ON THE FIRST $500 MILLION, .225% ON THE NEXT $400 MILLION, .20% ON THE NEXT $400 MILLION, .175% ON THE NEXT $700 MILLION AND .15% ON THE EXCESS OF $2 BILLION. UNDER THE TERMS OF THE AGREEMENT, $133,561 WAS PAYABLE AT YEAR END. THE ADVISORS GROUP, INC., ("TAG"), ALSO A WHOLLY-OWNED SUBSIDIARY OF AMERITAS ACACIA, IS A BROKER-DEALER. TAG OFFERS CLASS T SHARES AS A SWEEP ACCOUNT FOR ITS BROKERAGE CUSTOMERS.
CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE. CLASS O, CLASS B, CLASS C, AND CLASS T PAY AN ANNUAL RATE OF .25% AND INSTITUTIONAL CLASS PAYS AN ANNUAL RATE OF .05%, BASED ON THEIR AVERAGE DAILY NET ASSETS. UNDER THE TERMS OF THE AGREEMENT, $69,812 WAS PAYABLE AT YEAR END.
CALVERT DISTRIBUTORS, INC., AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE FUND. DISTRIBUTION PLANS, ADOPTED BY CLASS B, C AND T SHARES, ALLOW THE FUND TO PAY THE DISTRIBUTOR FOR EXPENSES AND SERVICES ASSOCIATED WITH DISTRIBUTION OF SHARES. THE EXPENSES PAID MAY NOT EXCEED 1.0% ANNUALLY OF AVERAGE DAILY NET ASSETS OF CLASS B AND CLASS C AND .25% OF AVERAGE DAILY NET ASSETS OF CLASS T. UNDER THE TERMS OF THE AGREEMENT, $22,249 WAS PAYABLE AT YEAR END.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT FOR THE FUND. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $216,277 FOR THE YEAR ENDED DECEMBER 31, 1999. UNDER TERMS OF THE AGREEMENT, $17,748 WAS PAYABLE AT YEAR END. NATIONAL FINANCIAL DATA SERVICES, INC., IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
EACH TRUSTEE WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED AN ANNUAL FEE OF $20,500 PLUS UP TO $1,500 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. TRUSTEE FEES ARE ALLOCATED TO EACH OF THE FUNDS SERVED.

NOTE  C  -  INVESTMENT  ACTIVITY
THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. THE TABLE BELOW PRESENTS THE NET CAPITAL LOSS CARRYFORWARDS AS OF DECEMBER 31, 1999 WITH EXPIRATION DATES:
     CAPITAL LOSS CARRYFORWARDS          EXPIRATION DATES
              25,746                             12/31/00
               9,320                             12/31/01
              24,011                             12/31/06
CAPITAL LOSS CARRYFORWARDS MAY BE UTILIZED TO OFFSET CURRENT AND FUTURE CAPITAL GAINS UNTIL EXPIRATION.
THE FUND MAY SELL OR PURCHASE SECURITIES FROM OTHER FUNDS MANAGED BY THE ADVISOR, PRIMARILY AS A CASH MANAGEMENT PRACTICE. FOR THE YEAR ENDED DECEMBER 31, 1999, THE FUND EFFECTED TRANSACTIONS WITH OTHER CALVERT PORTFOLIOS, WHICH RESULTED IN NET REALIZED GAIN ON SALES OF SECURITIES OF $162,209. THE PURCHASES AND SALES TRANSACTIONS, EXECUTED AT INDEPENDENTLY DERIVED PRICES PURSUANT TO RULE 17A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940, WERE $0, AND $18,076,437, RESPECTIVELY.
NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31, 1999.

FINANCIAL  HIGHLIGHTS

                                       YEARS  ENDED
                      DECEMBER  31,    DECEMBER  31,   DECEMBER  31,
CLASS  O  SHARES         1999             1998            1997
NET ASSET VALUE, BEGINNING    $1.00            $1.00           $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME   .043             .048            .049
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME  (.043)           (.048)         (.049)
NET  ASSET  VALUE,  ENDING    $1.00            $1.00           $1.00

TOTAL  RETURN                  4.38%            4.93%          5.00%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME   4.28%            4.82%          4.88%
     TOTAL  EXPENSES            .82%             .81%           .82%
     EXPENSES  BEFORE  OFFSETS  .82%             .81%           .82%
     NET  EXPENSES              .81%             .79%           .80%
NET ASSETS, ENDING (IN THOUSANDS)
                           $229,754         $246,019        $232,025




                                              YEARS  ENDED
                                       DECEMBER  31,   DECEMBER  31,
CLASS  O  SHARES                          1996            1995
NET  ASSET  VALUE,  BEGINNING                  $1.00           $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                    .047            .051
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                   (.047)         (.051)
NET  ASSET  VALUE,  ENDING                     $1.00           $1.00

TOTAL  RETURN                                   4.79%          5.22%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    4.69%          5.04%
     TOTAL  EXPENSES                             .86%           .89%
     EXPENSES  BEFORE  OFFSETS                   .86%           .89%
     NET  EXPENSES                               .85%           .88%
NET  ASSETS,  ENDING  (IN  THOUSANDS)       $239,420        $241,150

FINANCIAL  HIGHLIGHTS

                                            PERIODS  ENDED
                                       DECEMBER  31,   DECEMBER  31,
CLASS  B  SHARES                          1999            1998^
NET  ASSET  VALUE,  BEGINNING                  $1.00           $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                    .031            .027
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                   (.031)         (.027)
NET  ASSET  VALUE,  ENDING                     $1.00           $1.00

TOTAL  RETURN                                   3.11%          2.72%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    3.18%       3.28%(A)
     TOTAL  EXPENSES                            8.09%      36.93%(A)
     EXPENSES  BEFORE  OFFSETS                  2.02%       2.02%(A)
     NET  EXPENSES                              2.00%       2.00%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)           $420             $74





                                            PERIODS  ENDED
                                       DECEMBER  31,   DECEMBER  31,
CLASS  C  SHARES                          1999            1998^^
NET  ASSET  VALUE,  BEGINNING                  $1.00           $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                    .031            .020
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                   (.031)         (.020)
NET  ASSET  VALUE,  ENDING                     $1.00           $1.00

TOTAL  RETURN                                   3.12%          2.06%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    3.22%       3.35%(A)
     TOTAL  EXPENSES                            4.75%       8.46%(A)
     EXPENSES  BEFORE  OFFSETS                  2.02%       2.02%(A)
     NET  EXPENSES                              2.00%       2.00%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)         $1,056            $339

FINANCIAL  HIGHLIGHTS


                                           PERIODS  ENDED
                                       DECEMBER  31,   DECEMBER  31,
INSTITUTIONAL  CLASS  SHARES              1999            1998^^^
NET  ASSET  VALUE,  BEGINNING                  $1.00           $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                    .047            .015
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                   (.047)         (.015)
NET  ASSET  VALUE,  ENDING                     $1.00           $1.00

TOTAL  RETURN                                   4.84%          1.49%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    4.72%       4.95%(A)
     TOTAL  EXPENSES                             .50%        .43%(A)
     EXPENSES  BEFORE  OFFSETS                   .38%        .34%(A)
     NET  EXPENSES                               .37%        .32%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)        $19,679         $20,128







                                                       PERIOD  ENDED
                                                       DECEMBER  31,
CLASS  T  SHARES                                            1999^^^^
NET  ASSET  VALUE,  BEGINNING                                  $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                                    .035
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                                  (.035)
NET  ASSET  VALUE,  ENDING                                     $1.00

TOTAL  RETURN                                                  3.59%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                                4.29%(A)
     TOTAL  EXPENSES                                         .95%(A)
     EXPENSES  BEFORE  OFFSETS                               .95%(A)
     NET  EXPENSES                                           .94%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)                       $100,778




(A)     ANNUALIZED
^     FROM  APRIL  1,1998  INCEPTION
^^     FROM  JUNE  1,  1998  INCEPTION
^^^  FROM  SEPTEMBER  16,  1998  INCEPTION
^^^^  FROM  MARCH  1,  1999  INCEPTION

CALVERT
FIRST
GOVERNMENT
MONEY
MARKET
FUND






THIS  REPORT  IS  INTENDED  TO  PROVIDE  FUND
INFORMATION  TO
SHAREHOLDERS.  IT  IS  NOT  AUTHORIZED  FOR
DISTRIBUTION  TO
PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.




















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CALVERT  GROUP'S
FAMILY  OF  FUNDS

TAX-EXEMPT  MONEY  MARKET  FUNDS
CTFR  MONEY  MARKET  PORTFOLIO
CTFR  CALIFORNIA  MONEY  MARKET  PORTFOLIO

TAXABLE  MONEY  MARKET  FUNDS
FIRST  GOVERNMENT  MONEY  MARKET  FUND
CSIF  MONEY  MARKET  PORTFOLIO

BALANCED  FUND
CSIF  BALANCED  PORTFOLIO

MUNICIPAL  FUNDS
CTFR  LIMITED-TERM  PORTFOLIO
CTFR  LONG-TERM  PORTFOLIO
CTFR  VERMONT  MUNICIPAL  PORTFOLIO
NATIONAL  MUNI.  INTERMEDIATE  PORTFOLIO
CALIFORNIA  MUNI.  INTERMEDIATE  PORTFOLIO
MARYLAND  MUNI.  INTERMEDIATE  PORTFOLIO
VIRGINIA  MUNI.  INTERMEDIATE  PORTFOLIO

TAXABLE  BOND  FUNDS
CSIF  BOND  PORTFOLIO
INCOME  FUND

EQUITY  FUNDS
CSIF  MANAGED  INDEX  PORTFOLIO
CSIF  EQUITY  PORTFOLIO
CAPITAL  ACCUMULATION  FUND
CWV  INTERNATIONAL  EQUITY  FUND
NEW  VISION  SMALL  CAP  FUND
NEW  AFRICA  FUND